Other information by nature (Details) € in Billions	12 Months Ended
	Dec. 31, 2018 EUR (€) employee	Dec. 31, 2017 EUR (€) employee	Dec. 31, 2016 EUR (€) employee
Additional information [abstract]
Personnel costs | €	€ 11.7	€ 11.7	€ 11.8
Average number of employees | employee	203,122	197,040	198,102